Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Share capital	Share capital ATM offering	Reserves	Retained earnings (deficit)	Accumulated other comprehensive income
Balance at Dec. 31, 2023	$ 111,920		$ 214,270		$ 31,946	$ (128,944)	$ (5,352)
Balance (in shares) at Dec. 31, 2023			174,278,556
Share-based compensation	3,251				3,251
Shares issued under the ATM		$ 12,706		$ 12,706
Shares issued under the ATM (in shares)		9,186,700		9,186,700
Share issuance costs	(563)		$ (563)
Options exercised	463		$ 879		(416)
Options exercised (in shares)			450,000
Net (loss) income	120,606					120,606
Currency translation differences of foreign operations	(3)						(3)
Balance at Jun. 30, 2024	248,380		$ 227,292		34,781	(8,338)	(5,355)
Balance (in shares) at Jun. 30, 2024			183,915,256
Balance at Dec. 31, 2024	228,057		$ 235,782		36,040	(37,849)	(5,916)
Balance (in shares) at Dec. 31, 2024			188,772,683
Share-based compensation	3,286				3,286
Shares issued under the ATM		$ 18,484		$ 18,484
Shares issued under the ATM (in shares)		11,162,960		11,162,960
Share issuance costs	(447)		$ (447)
Conversion of DSUs to common shares			$ 1,013		(1,013)
Conversion of DSUs to common shares (in shares)			633,071
Net (loss) income	(6,532)					(6,532)
Currency translation differences of foreign operations	1,004						1,004
Balance at Jun. 30, 2025	$ 243,852		$ 254,832		$ 38,313	$ (44,381)	$ (4,912)
Balance (in shares) at Jun. 30, 2025			200,568,714